Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Nonvested (in shares) | shares	8,995
Nonvested (in dollars per share) | $ / shares	$ 32.93
Granted, units (in shares) | shares	5,825
Granted, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 38.70
Forfeited, units (in shares) | shares	(219)
Forfeited, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 38.70
Nonvested (in shares) | shares	14,601
Nonvested (in dollars per share) | $ / shares	$ 35.14
Expected to vest (in shares) | shares	14,601
Expected to vest, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 35.14